Authorization to issue the financial statements	12 Months Ended
Dec. 31, 2021
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Authorization to issue the financial statements
34.	Authorization to issue the consolidated financial statements

On February 22, 2022  the issuance of these consolidated financial statements was authorized by Lic. Raúl Revuelta Musalem, Chief Executive Officer, and by Lic. Saúl Villarreal García, Chief Financial Officer. Consequently, these consolidated financial statements do not reflect events after this date and are subject to approval at the Ordinary General Stockholders’ Meeting, where they may be modified based on provision set forth by the Mexican General Corporate Law.